Offerings	Jan. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2035 ("2035 Notes")
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99439
Maximum Aggregate Offering Price	$ 497,195,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,120.55
Offering Note
(1)	The prospectus supplement to which this Exhibit 107 is attached is a final prospectus for the related offering.
(2)
Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees of 2035 Notes by certain wholly owned subsidiaries of Meritage Homes Corporation.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2035 Notes
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit 107 is attached is a final prospectus for the related offering.
(2)
Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees of 2035 Notes by certain wholly owned subsidiaries of Meritage Homes Corporation.